Tidal Trust V

234 West Florida Street, Suite 700

Milwaukee, WI 53204

October 21, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust V (the “Trust”)

File Nos. 333-289817; 811-24116

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance AI Infrastructure Bond ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 18, 2026, and filed electronically as Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A on October 16, 2026.

If you have any questions or require further information, please contact Britny Hawk at (262) 276-0633 or bhawk@tidalfg.com.

Sincerely,

/s/ Britny Hawk

Britny Hawk

Counsel II

Tidal Investments LLC, on behalf of Tidal Trust V